                         NATIONS SEPARATE ACCOUNT TRUST

                             Nations Value Portfolio
                     Nations Marsico 21st Century Portfolio
                   Nations Marsico Focused Equities Portfolio
                        Nations Marsico Growth Portfolio
                        Nations Capital Growth Portfolio
                         Nations Small Company Portfolio
                         Nations MidCap Growth Portfolio
                      Nations International Value Portfolio
              Nations Marsico International Opportunities Portfolio
                       Nations Asset Allocation Portfolio
                        Nations High Yield Bond Portfolio

                       SUPPLEMENT DATED SEPTEMBER 22, 2003
                      TO THE PROSPECTUSES DATED MAY 1, 2003

         The Prospectuses for all offered share classes of the above-listed Funds are hereby supplemented by:

     INSERTING THE FOLLOWING TEXT UNDER A NEW HEADING "ABOUT YOUR
     INVESTMENT--INFORMATION FOR INVESTORS--LEGAL PROCEEDINGS" WHICH SHALL APPEAR AFTER THE HEADING "ABOUT YOUR INVESTMENT--INFORMATION FOR INVESTORS--DISTRIBUTIONS AND TAXES":

         LEGAL PROCEEDINGS

         On September 3, 2003, the Office of the Attorney General for the State of New York ("NYAG") simultaneously filed and settled a complaint against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The complaint alleged, among other things, that Canary engaged in improper trading with certain mutual funds in the Nations Funds family (the "Nations Funds"). Specifically, the NYAG alleged that Canary engaged in activities that it characterized as "market timing" and also "late trading." Nations Funds and the Board of Trustees (the "Board") are cooperating fully with the NYAG, the U.S. Securities and Exchange Commission (the "SEC") and other regulators in connection with these inquiries.

         On September 8, 2003, the Board's independent trustees announced that they would retain an independent firm to evaluate the extent of any adverse monetary impact to any Nations Fund in which the Nations Funds' adviser permitted a discretionary market-timing agreement. They also announced that they would evaluate whether any additional steps are appropriate to assure Nations Funds shareholders that the Nations Funds are being managed in their best interests. In addition, the independent trustees announced that the Board, with the assistance of the independent firm, will conduct a review of the issues relating to late trading in Nations Funds, consider the results of the review of these issues being conducted by Bank of America Corporation, and take action as appropriate.

         On the same date, Bank of America Corporation announced that, to the extent that the independent trustees, after consultation with the independent firm, determine that Nations Funds shareholders were adversely affected by such discretionary market-timing agreement, the adviser will make appropriate restitution. Appropriate restitution will also be made to the extent that it is determined that Nations Funds shareholders were adversely impacted by any late trading activities. Bank of America Corporation also announced that the adviser will promptly return to Nations Funds that were the subject of a market-timing agreement all management and investment advisory fees it received as a result of such agreement. Bank of America Corporation has also agreed to make appropriate reimbursement of costs incurred by Nations Funds in connection with this matter, including the cost of preparing and mailing this supplement to shareholders.

         On September 16, 2003, the NYAG announced a criminal action, and the SEC announced a civil action, against an employee of Banc of America Securities, Inc., a selling agent affiliated with the Nations Funds' distributor and adviser. The complaints allege that this employee played a key role in enabling Canary to engage in "late trading" of shares of Nations Funds and other mutual funds in violation of state and federal law.

         As of the date of this supplement, the following lawsuits have been filed in connection with these circumstances:

         o On September 3, 2003, Shirley M. McLain and Keith Nichols, plaintiffs identifying themselves as Nations Funds shareholders, filed a purported class action lawsuit against Bank of America, Nations Funds and Banc of America Capital Management, LLC in the District Court in Denver, Colorado. The suit alleges, among other things, that the defendants violated their fiduciary duty to plaintiffs. The action seeks, among other things, damages and the payment of the plaintiff's attorneys' and experts' fees.

         o On September 5, 2003, Leann Lin, a plaintiff identifying herself as a Nations Funds shareholder, filed a purported class action lawsuit against Bank of America Corporation, Bank of America, N.A., Banc of America Capital Management LLC, Nations Fund Trust and Robert H. Gordon in the U.S. District Court for the Central District of California. The suit alleges, among other things, that the defendants made false and misleading statements in Nations Funds prospectuses in violation of Sections 11, 12(2) and 15 of the Securities Act of 1933 and Sections 10(b) and 20(a) of the Securities Exchange Act of 1934. The action seeks, among other things, compensatory damages and the payment of the plaintiff's attorneys' and experts' fees.

         o On September 8, 2003, Samuel T. Cohen, a plaintiff identifying himself as a Nations Funds shareholder, filed a purported class action lawsuit against Nations Funds, Bank of America Corporation, Banc of America Capital Management LLC, Banc of America Advisors, LLC, Nations Fund, Inc., Robert H. Gordon, Theodore H. Sihpol, III, Charles D. Bryceland, Edward J. Stern, Canary Capital Partners, LLC, Canary Investment Management, LLC, Canary Capital Partners, Ltd. and John Does 1-100 in the U.S. District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in Nations Funds prospectuses in violation of Sections 11 and 15 of the Securities Act of 1933, Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and Section 206 of the Investment Advisers Act of 1940. The action seeks, among other things, compensatory damages and the payment of the plaintiff's attorneys' and experts' fees.

         o On September 9, 2003, John Golisano, a plaintiff identifying himself as a Nations Funds shareholder, filed a purported class action lawsuit against Bank of America Corporation, Nations Institutional Reserves Convertible Securities Fund, Nations International Equity Primary Fund, Nations Emerging Markets Fund, Nations Fund Inc. Small Company Fund, Bank of America, N.A., Banc of America Capital Management, LLC, BACAP Distributors, LLC, Stephens Inc., Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100 in the U.S. District Court for the District of New Jersey. The suit alleges, among other things, that the defendants violated their fiduciary duty to the plaintiffs in violation of Sections 36(a) and (b) of the Investment Company Act of 1940. The action seeks, among other things, proven damages.

         o On September 12, 2003, James McLain, a plaintiff identifying himself as a Nations Funds shareholder, filed a purported class action lawsuit against Bank of America Corporation, Banc of America Advisors, LLC, Banc of America Capital Management, LLC, Nations Funds Trust, Banc of America Securities, LLC and Doe Defendants 1-100 in the North Carolina General Court of Justice, Superior Court Division, Mecklenburg County. The suit alleges, among other things, that the defendants violated their fiduciary duty to the plaintiffs and breached contracts with the plaintiffs. The action seeks, among other things, restitution, punitive damages and attorneys' fees.

         Additional lawsuits presenting allegations and requests for relief that are not materially different from those described here may be filed against these and related parties in the near future arising out of these circumstances.

                         NATIONS SEPARATE ACCOUNT TRUST

                             Nations Value Portfolio
                     Nations Marsico 21st Century Portfolio
                   Nations Marsico Focused Equities Portfolio
                        Nations Marsico Growth Portfolio
                        Nations Capital Growth Portfolio
                         Nations Small Company Portfolio
                         Nations MidCap Growth Portfolio
                      Nations International Value Portfolio
              Nations Marsico International Opportunities Portfolio
                       Nations Asset Allocation Portfolio
                        Nations High Yield Bond Portfolio

                       SUPPLEMENT DATED SEPTEMBER 23, 2003
          TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2003

         On August 9, 2003, A. Max Walker, a Trustee, passed away. On September 12, 2003, the Board of Trustees accepted Robert H. Gordon's resignation as President of Nations Separate Account Trust (the "Trust") and as Trustee and Vice-Chairman of the Board of Trustees of the Trust. On September 19, 2003, the Board of Trustees elected Edward D. Bedard (previously the Trust's Chief Financial Officer) as interim President and Chief Executive Officer; and Gerald Murphy (currently the Trust's Treasurer) as interim Chief Financial Officer and Treasurer of the Trust. The Board decided not to appoint a Vice-Chairman.

         Accordingly, the Statement of Additional Information for each of the offered share classes of the above-listed Funds is hereby supplemented by:

1. Inserting reference to the new officer positions of Edward D. Bedard and Gerald Murphy in the following section:

         o        "MANAGEMENT OF THE TRUST--The Trustees and Principal
                  Officers;"

2. Deleting reference to A. Max Walker and to Robert H. Gordon in the following sections:

         o        "MANAGEMENT OF THE TRUST--The Trustees and Principal
                  Officers;"

         o        "MANAGEMENT OF THE TRUST--Board Compensation;" and

         o        "MANAGEMENT OF THE TRUST--Beneficial Equity Ownership
                  Information."